Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Beginning balance	$ 7,874	$ 7,752	$ 6,727
Additions based on tax positions related to the current year	1,439	1,215	1,867
Reductions due to lapse of applicable statute of limitations	(1,530)	(1,093)	(842)
Ending balance	$ 7,783	$ 7,874	$ 7,752